LIBERTY FUNDS TRUST I
Liberty High Yield Securities Fund
Liberty Income Fund
Liberty Strategic Income Fund
Liberty Tax-Managed Aggressive Growth Fund
Liberty Tax-Managed Value Fund
Liberty Tax-Managed Growth Fund
Liberty Tax-Managed Growth Fund II

LIBERTY FUNDS TRUST II
Liberty Newport Japan Opportunities Fund
Liberty Newport Greater China Fund
Liberty Money Market Fund
Liberty Intermediate Government Fund

LIBERTY FUNDS TRUST III
Liberty Newport Global Equity Fund
Liberty Newport International Equity Fund
Liberty Select Value Fund
Liberty Federal Securities Fund
The Liberty Fund
Liberty Contrarian Small-Cap Fund
Liberty Contrarian Equity Fund
Liberty Contrarian Income Fund
Liberty Contrarian Fund

LIBERTY FUNDS TRUST IV
Liberty High Yield Municipal Fund
Liberty Tax-Exempt Fund
Liberty Tax-Exempt Insured Fund
Liberty Utilities Fund
Liberty Municipal Money Market Fund

LIBERTY FUNDS TRUST V
Liberty California Tax-Exempt Fund
Liberty Connecticut Tax-Exempt Fund
Liberty Massachusetts Tax-Exempt Fund
Liberty New York Tax-Exempt Fund
Liberty Ohio Tax-Exempt Fund
Liberty Global Young Investor Fund

LIBERTY FUNDS TRUST VI
Liberty Small-Cap Value Fund
Liberty Growth & Income Fund
Liberty Newport Asia Pacific Fund

LIBERTY FUNDS TRUST VII
Liberty Newport Tiger Fund
Liberty Newport Europe Fund

LIBERTY FLOATING RATE ADVANTAGE FUND

LIBERTY FLOATING RATE FUND

LIBERTY-STEIN ROE FUNDS INCOME TRUST
Liberty High Yield Bond Fund, Class A
Liberty Income Bond Fund
Liberty Intermediate Bond Fund, Class A

LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
Liberty Midcap Growth Fund
Liberty Focus Fund, Class A
Liberty Small Company Growth Fund, Class A
Liberty Capital Opportunities Fund, Class A
Liberty Growth Investor Fund

LIBERTY-STEIN ROE FUNDS MUNICIPAL TRUST
Liberty High Income Municipals Fund, Class A

LIBERTY-STEIN ROE ADVISOR TRUST
Liberty Young Investor Fund
Liberty Growth Stock Fund

LIBERTY ACORN TRUST
Liberty Acorn Fund
Liberty Acorn International
Liberty Acorn USA
Liberty Acorn Twenty
Liberty Acorn Foreign Forty


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               Supplement to Statements of Additional Information


The Statement of Additional Information for each fund is changed by adding the following paragraph under the caption "How to Buy Shares":

Effective September 1, 2001 through November 30, 2001, for any LFD distributed funds, LFD will pay an additional sales concession of 0.50% on purchases of Class A and Class B shares and 0.25% on purchases of Class C shares by customers of A.G. Edwards & Sons, Inc., provided such purchases are accompanied by a Monthly Accumulation Plan ("MAP"). The additional sales concessions apply only to initial investments made by wire orders. For MAP investments of $100,000 or less, the monthly payment to the MAP must be the greater of 1% or $100. For MAP investments greater than $100,000, the monthly payment to the MAP must be the lesser of 1% or $1,000.

                                                              September 20, 2001